UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09999

Exact name of registrant as specified in charter:	Dryden Core Investment Fund

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	1/31/2009

Date of reporting period:	10/31/2008

Item 1.	Schedule of Investments

Dryden Core Investment Fund/Taxable Money Market Series

Schedule of Investments

as of October 31, 2008 (Unaudited)

Principal Amount (000)	Description		Value
Certificates of Deposit 16.7%
		Bank of Scotland PLC
	$100,000	3.003%, 11/14/08(a)	$100,000,000
		BNP Paribas
	200,000	2.77%, 11/18/08	200,000,000
	365,000	2.81%, 12/1/08	365,000,000
	150,000	2.76%, 11/12/08	150,000,000
	200,000	2.80%, 11/14/08	200,000,000
	203,000	2.80%, 11/24/08	203,000,000
		Branch Banking and Trust Co.
	154,000	2.70%, 11/10/08	154,000,000
	134,000	2.71%, 11/17/08	134,000,000
		Chase Bank USA NA
	260,000	2.78%, 12/1/08	260,000,000
		Rabobank Nederland NV (NY Branch)
	250,000	2.72%, 11/24/08	250,000,000
		State Street Bank & Trust Co.
	200,000	2.70%, 12/2/08	200,000,000
	205,000	3.00%, 12/29/08	205,000,000
		US Bank NA
	50,000	2.53%, 11/10/08	49,997,592
	150,000	2.72%, 11/3/08	150,000,000

			2,620,997,592

Commercial Paper 31.9%
		Australia & New Zealand Banking Group Ltd., 144A
	300,000	3.214%, 10/2/09(b)	300,000,000
		Bank of America Corp.
	153,500	2.765%, 12/12/08(b)	153,016,624
		Bank of Ireland
	400,000	3.315%, 9/4/09(c)	399,999,999
		CBA (Delaware) Finance
	100,000	2.72%, 11/21/08(b)	99,848,889
		Citigroup Funding, Inc.
	180,000	2.91%, 12/8/08(b)	179,461,650
	120,000	2.89%, 11/19/08(b)	119,826,600
	160,000	2.90%, 12/3/08(b)	159,587,556
	200,000	2.86%, 11/17/08(b)	199,745,778
	11,000	2.88%, 11/12/08(b)	10,990,320
	200,000	2.90%, 12/4/08(b)	199,468,333
	23,000	2.91%, 12/9/08(b)	22,929,352
	150,000	2.91%, 12/10/08(b)	149,527,125
	55,000	2.91%, 12/16/08(b)	54,799,938
		Danske Corp., 144A
	180,000	2.73%, 12/12/08(b)	179,440,350
	100,000	2.72%, 11/21/08(b)	99,848,889
		DNB Norbank ASA, 144A
	261,950	2.72%, 11/12/08(b)	261,732,290

100,000	2.72%, 11/21/08(b)	99,848,889
60,000	2.71%, 11/10/08(b)	59,959,350
	General Electric Capital Corp.
190,000	2.64%, 12/16/08(b)	189,373,000
75,000	2.63%, 11/26/08(b)	74,863,021
300,000	2.61%, 11/12/08(b)	299,760,750
255,000	2.61%, 11/13/08(b)	254,778,150
50,000	2.61%, 11/17/08(b)	49,942,000
	ING America Insurance Holdings, Inc.
50,000	2.73%, 12/15/08(b)	49,833,167
	Intesa Funding LLC
40,000	2.77%, 12/10/08(b)	39,879,967
	JPMorgan Chase Co.
275,000	2.76%, 12/9/08(b)	274,198,833
150,000	2.65%, 11/3/08(b)	149,977,917
	Nokia Corp., 144A
15,000	2.35%, 11/4/08(b)	14,997,063
70,000	2.55%, 12/15/08(b)	69,781,833
	PNC Funding Corp.
100,000	2.84%, 12/22/08(b)	99,597,667
	Sanpaolo IMI US Financial
50,000	2.75%, 12/9/08(b)	49,854,861
225,000	2.78%, 12/11/08(b)	224,305,000
	Westpac Securities NZ Ltd., 144A
400,000	3.004%, 1/28/09(c)	399,999,999

		4,991,175,160

Loan Participations 1.2%
	Caterpillar, Inc.
50,000	3.00%, 11/7/08	50,000,000
130,000	3.55%, 11/12/08(d)	130,000,000

		180,000,000

Municipal Bonds 0.3%
	Arizona Health Facilities Auth.
16,215	1.73%, 11/3/08(c)	16,215,000
	District of Columbia
10,205	1.80%, 11/3/08(c)	10,205,000
	Massachusetts St. Health & Educational, Harvard University, F.R.W.D., Ser. GG3
19,620	3.00%, 11/3/08(c)	19,620,000
	Washington Health Care Fac.
5,675	1.50%, 11/3/08(c)	5,675,000

		51,715,000

Other Corporate Obligations 17.1%
	Bank of America Corp.
15,000	2.819%, 6/12/09(a)	14,982,738
5,000	4.598%, 6/12/09(a)	4,993,462
193,100	2.81%, 2/27/09(a)	193,044,915
310,000	2.998%, 8/6/09(a)	310,000,000
200,210	3.076%, 9/18/09(a)	200,069,542
45,000	4.278%, 12/18/08(a)	44,989,525

	General Electric Co.,
12,500	2.854%, 12/9/08(a)	12,502,677
	JPMorgan Chase & Co., M.T.N.
275	2.765%, 3/6/09(a)	274,448
91,000	4.19%, 4/3/09(a)	91,005,810
	Metlife Insurance Co. of Connecticut
99,000	4.739%, 7/7/09(a)(d)(e) (original cost $99,000,000; date purchased 7/7/08)	99,000,000
67,000	3.06%, 2/25/09(a)(d)(e) (original cost $67,000,000; date purchased 2/25/08)	67,000,000
	Metropolitan Life Insurance Co.
85,000	3.051%, 2/2/09(a)(d)(e)
	(original cost $85,000,000; date purchased 2/1/08)	85,000,000
	Nordea Bank AB, M.T.N., 144A
197,000	3.891%, 9/24/09(a)	197,000,000
	PNC Bank NA
45,000	3.179%, 12/29/08(a)	44,972,439
	Toyota Motor Credit Corp., M.T.N.
75,000	4.143%, 2/3/09(a)	75,000,000
	US Bank NA
270,000	2.914%, 9/10/09(a)	270,000,000
305,000	3.665%, 12/1/08(a)	304,956,563
	Wells Fargo & Co., M.T.N.
210,000	3.38%, 9/23/09(a)	210,117,943
	Wells Fargo Bank NA
300,000	3.20%, 12/15/08	300,000,000
156,000	2.70%, 11/25/08	155,987,966

		2,680,898,028

U.S. Government Agencies 29.0%
	Federal Home Loan Bank
440,000	4.349%, 7/10/09(a)	440,007,625
20,000	0.53%, 3/5/09(a)	20,000,000
214,000	0.53%, 2/27/09(a)	214,000,000
400,000	0.53%, 3/5/09(a)	400,000,000
650,000	0.58%, 4/3/09(a)	649,972,828
170,000	4.259%, 2/17/09(a)	170,000,000
10,000	2.683%, 2/11/09(a)	10,001,967
562,000	0.56%, 3/27/09(a)	562,000,000
242,000	2.539%, 11/21/08(h)	241,666,578
573,000	0.45%, 2/19/09(a)	573,000,000
9,000	3.095%, 7/15/09(h)	8,808,000
650,000	0.48%, 2/23/09(a)	649,999,999
35,000	4.038%, 1/5/09(a)	35,001,701
25,000	4.575%, 7/14/09(a)	25,000,000
120,000	1.373%, 11/14/08(h)	119,941,500
	Federal Home Loan Mortgage Corp.
14,500	2.527%, 11/17/08(h)	14,484,082
254,126	2.497%, 11/18/08(h)	253,832,345
34,000	2.694%, 12/9/08(h)	33,905,612
	Federal National Mortgage Association
16,588	2.607%, 11/10/08(h)	16,583,335
100,000	2.733%, 12/22/08(h)	99,621,750

		4,537,827,322

Repurchase Agreements 3.6%
	Banc of America Securities, LLC
108,875	0.15%, dated 10/31/08, due 11/3/08 in the amount of $108,876,361 (cost $108,875,000; the value of collateral including accrued interest was $111,052,565)(g)	108,875,000
	Deutsche Bank AG
462,219	0.25%, dated 10/31/08, due 11/3/08 in the amount of $462,228,630 (cost $462,219,000; the value of collateral including accrued interest was $471,463,380)(g)	462,219,000

		571,094,000

	Total Investments 99.8% (amortized cost $15,633,707,102)(f)	15,633,707,102

	Other assets in excess of liabilities 0.2%	35,666,523

	Net Assets 100.0%	$15,669,373,625

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

F.R.W.D.—Floating Rate (Weekly) Demand.

M.T.N.—Medium Term Note.

N.A.—National Association (National Bank).

(a)	Floating Rate Security. The interest rate shown reflects the rate in effect at October 31, 2008.
(b)	Rate quoted represents yield-to-maturity as of purchase date.
(c)	Variable rate instrument. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.
(d)	Indicates a security that has been deemed illiquid.
(e)	Private placement, restricted as to resale and does not have a readily available market. The aggregate original cost of such securities is $251,000,000. The aggregate value of $251,000,000 is 1.6% of net assets.
(f)	The cost basis for federal income tax purposes is substantially the same as that used for financial statement purposes.
(g)	Repurchase Agreements are collateralized by U.S. Treasury or Federal agency obligations.
(h)	Represents zero coupon bond. Rate shown reflects the effective yield at the time of purchase.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	—	—
Level 2 - Other Significant Observable Inputs	$15,633,707,102	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$15,633,707,102	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of January 31, 2008, and October 31, 2008, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

Dryden Core Investment Fund: Short—Term Bond Series

Schedule of Investments

as of October 31, 2008 (Unaudited)

	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 89.8%
ASSET BACKED SECURITIES 42.3%
Ace Securities Corp., Home Equity Loan, Ser. 2002-HE1, Class M1(a)	Aa2	4.23%	06/25/32	$663	$374,832
Ace Securities Corp., Home Equity Loan, Ser. 2003-HE1, Class M2(a)	A2	5.81	11/25/33	549	406,450
Ace Securities Corp., Home Equity Loan, Ser. 2004-FM1, Class M1(a)	Aa2	4.16	09/25/33	1,117	853,979
Ace Securities Corp., Home Equity Loan, Ser. 2004-OP1, Class M1(a)	Aa2	3.78	04/25/34	4,837	3,458,492
Ace Securities Corp., Home Equity Loan, Ser. 2005-HE2, Class M2(a)	Aa2	3.71	04/25/35	2,000	1,851,235
Ace Securities Corp., Home Equity Loan, Ser. 2007-HE1, Class A2C(a)	Caa2	3.43	01/25/37	10,000	2,882,760
Ace Securities Corp., Home Equity Loan, Ser. 2007-HE4, Class A2C(a)	Caa1	3.56	05/25/37	7,000	2,239,936
Ace Securities Corp., Home Equity Loan, Ser. 2007-WM1, Class A2C(a)	Caa2	3.43	11/25/36	10,000	3,296,243
American Express Credit Account Master Trust, Ser. 2004-C, Class C, 144A(a)	Baa1	5.06	02/15/12	1,144	1,080,963
American Express Credit Account Master Trust, Ser. 2006-1, Class C, 144A(a)	Baa1	4.84	12/15/13	10,000	7,880,655
American Express Credit Account Master Trust, Ser. 2006-3, Class C, 144A(a)	Baa1	4.84	03/15/14	10,000	7,706,342
American Express Credit Account Master Trust, Ser. 2006-B, Class C, 144A(a)	Baa1	4.85	08/15/13	13,000	9,694,360
American Express Credit Account Master Trust, Ser. 2007-1, Class C, 144A(a)	Baa2	4.83	09/15/14	5,000	3,646,882
American Express Credit Account Master Trust, Ser. 2007-3, Class B(a)	A2	4.65	10/15/12	10,000	9,029,689
American Express Credit Account Master Trust, Ser. 2007-3, Class C, 144A(a)	Baa2	4.81	10/15/12	2,000	1,648,438
Americredit Automobile Receivables Trust, Ser. 2007-DF, Class A2B(a)	Aaa	4.60	01/06/11	6,827	6,803,870
Ameriquest Mortgage Securities, Inc., Ser. 2003-1, Class M1(a)(c)	Aa2	4.61	02/25/33	6,034	4,457,288
Ameriquest Mortgage Securities, Inc., Ser. 2003-1, Class M2(a)(c)	Ba1	6.03	02/25/33	1,111	496,276
Ameriquest Mortgage Securities, Inc., Ser. 2003-11, Class M1(a)	Aa2	3.95	01/25/34	1,561	1,148,185
Ameriquest Mortgage Securities, Inc., Ser. 2003-12, Class M1(a)	Aa2	4.01	01/25/34	3,200	2,620,512
Ameriquest Mortgage Securities, Inc., Ser. 2003-2, Class M2(a)(c)	Baa2	6.03	03/25/33	386	51,765
Ameriquest Mortgage Securities, Inc., Ser. 2003-8,Class M1(a)	Aa2	3.96	10/25/33	5,519	4,049,217
Ameriquest Mortgage Securities, Inc. Ser. 2004-R6, Class A1(a)	Aa3	3.47	07/25/34	7,830	6,729,046

Ameriquest Mortgage Securities, Inc., Ser. 2005-R9, Class AF5	Aaa	5.82	11/25/35	1,808	1,302,155
Amortizing Residential Collateral Trust, Home Equity Loan, Ser. 2002-BC5, Class M2(a)	A2	5.06	07/25/32	212	77,345
Amortizing Residential Collateral Trust, Home Equity Loan, Ser. 2002-BC6, Class M1(a)	A1	4.38	08/25/32	2,082	1,451,635
Amortizing Residential Collateral Trust, Home Equity Loan, Ser. 2002-BC9, Class M1(a)	A1	4.91	12/25/32	2,743	1,821,733
Argent Securities, Inc., Home Equity Loan, Ser. 2003-W2, Class M4(a)	Baa1	6.61	09/25/33	1,000	833,895
Argent Securities, Inc., Home Equity Loan, Ser. 2003-W3, Class M2(a)	A2	5.06	09/25/33	13,002	9,789,467
Argent Securities, Inc., Home Equity Loan, Ser. 2004-W5, Class M1(a)	Aa2	3.86	04/25/34	1,000	647,341
Asset Backed Funding Cert., Ser. 2003-OPT1, Class A3(a)	Aaa	3.94	04/25/33	1,169	737,608
Asset Backed Funding Cert., Ser. 2004-HE1, Class M1(a)	Aa2	4.16	03/25/34	2,583	2,095,141
Asset Backed Funding Cert., Ser. 2006-OPT1, Class A3D(a)	Aaa	3.50	09/25/36	6,000	3,455,099
Asset Backed Securities Corp., Home Equity Loan, Ser. 2003-HE5, Class M2(a)	A2	7.41	09/15/33	814	500,888
Asset Backed Securities Corp., Home Equity Loan, Ser. 2003-HE6, Class M2(a)	A2	4.91	11/25/33	2,104	1,656,944
Asset Backed Securities Corp., Home Equity Loan, Ser. 2004-HE1, Class M2(a)	A2	7.04	01/15/34	1,256	974,106
Asset Backed Securities Corp., Home Equity Loan, Ser. 2004-HE1, Class M1(a)	Aa2	5.61	01/15/34	3,004	2,231,346
Asset Backed Securities Corp., Home Equity Loan, Ser. 2005-HE6, Class M1(a)	Aa1	3.75	07/25/35	2,500	2,024,051
BA Credit Card Trust, Ser. 2006, Class C4(a)	Baa2	4.79	11/15/11	26,300	24,930,067
Bank One Issuance Trust, Ser. 2004-C1, Class C1(a)	Baa2	5.06	11/15/11	5,000	4,877,426
Bear Stearns Asset Backed Securities Trust. Ser. 2003-3, Class M1(a)	Aa2	4.08	06/25/43	1,185	768,316
Bear Stearns Asset Backed Securities Trust, Ser. 2004-1, Class M1(a)	AA(d)	3.91	06/25/34	4,081	3,009,997
Bear Stearns Asset Backed Securities Trust, Ser. 2007-FS1, Class 1A3(a)	Caa1	3.43	05/25/35	19,000	8,227,952
Bear Stearns Asset Backed Securities, Inc., Ser. 2004-FR3, Class M2(a)	A2	4.43	09/25/34	1,437	907,329
Bear Stearns Asset Backed Securities, Inc., Ser. 2004-HE7, Class M1(a)	Aa2	3.86	08/25/34	6,654	4,038,325
Bear Stearns Asset Backed Securities, Inc., Ser. 2004-HE8, Class M2(a)	A2	4.46	09/25/34	1,100	856,305
Bear Stearns Asset Backed Securities, Inc., Ser. 2004-HE10, Class M1(a)	Aa2	3.91	12/25/34	1,216	772,604
Capital Auto Receivables Asset Trust, Ser. 2007-3, Class A2B(a)	Aaa	4.81	11/15/09	5,119	5,099,856
Carmax Auto Owner Trust, Ser. 2008-1, Class A2B(a)	Aaa	5.26	04/15/11	9,425	9,221,085
Carmax Auto Owner Trust, Class 2008-2, Class A2B(a)	Aaa	5.46	09/15/11	22,000	21,153,634
Carrington Mortgage Loan Trust, Ser. 2005-NC4, Class A2 (a)	Aa1	3.74	09/25/35	9,265	6,861,022
CDC Mortgage Capital Trust, Home Equity Loan, Ser. 2002-HE2, Class M2(a)(c)	Ba3	5.51	01/25/33	520	67,905

CDC Mortgage Capital Trust, Ser. 2003-HE3, Class M1(a)	A3	4.31	11/25/33	10,469	8,111,316
Centex Home Equity, Home Equity Loan, Ser. 2002-D, Class M1(a)	Aa2	4.33	12/25/32	934	688,699
Centex Home Equity, Home Equity Loan, Ser. 2005-B, Class M1(a)	Aa1	3.66	03/25/35	3,000	2,018,026
Centex Home Equity, Home Equity Loan, Ser. 2005-C, Class M1(a)	Aa1	3.69	06/25/35	7,600	4,836,675
Centex Home Equity, Ser. 2003-A, Class M2(a)	A2	4.99	03/25/33	543	279,964
Centex Home Equity, Ser. 2003-B, Class M1(a)	Aa2	3.96	06/25/33	1,066	810,623
Centex Home Equity, Ser. 2003-B, Class M2(a)	A2	4.96	06/25/33	767	431,296
Chase Credit Card Master Trust, Ser. 2003-6, Class C(a)	Baa1	5.36	02/15/11	18,000	17,970,557
Chase Funding Mortgage Loan, Ser. 2003-2, Class 2A2(a)	Aaa	3.82	02/25/33	1,021	956,647
Chase Issuance Trust, Ser. 2006-C2, Class C(a)	Baa2	4.86	04/15/13	10,451	8,426,195
Chase Issuance Trust, Ser. 2006-C4, Class C4(a)	Baa2	4.85	01/15/14	35,000	26,375,649
Citibank Credit Card Issuance Trust, Ser. 2005-C6, Class C6(a)	Baa2	4.89	11/15/12	14,000	11,557,475
Citibank Credit Card Issuance Trust, Ser. 2006-C1, Class C1(a)	Baa2	4.68	02/20/15	19,100	12,814,001
Citibank Credit Card Issuance Trust, Ser. 2006-C4, Class C4(a)	Baa2	4.33	01/09/12	34,120	30,568,397
Citicorp Residential Mortgage Securities, Inc., Ser. 2006-2, Class A5	Aaa	6.04	09/25/36	17,200	13,380,645
Citicorp Residential Mortgage Securities, Inc., Ser. 2007-2, Class M3	Aa3	6.49	06/25/37	5,560	2,673,462
Citigroup Mortgage Loan Trust, Inc., Ser. 2005-HE1, Class M1(a)	Aa1	3.69	05/25/35	3,062	2,943,018
Citigroup Mortgage Loan Trust, Inc., Ser. 2005-HE3, Class M1(a)	Aa1	3.72	09/25/35	2,000	1,446,880
Citigroup Mortgage Loan Trust, Inc., Ser. 2006-HE2, Class A2B(a)	Aaa	3.36	08/25/36	4,000	3,641,496
CLI Funding, LLC, Ser. 2006-1A, Class A, 144A(a)	Baa1	4.46	08/18/21	15,667	11,936,746
Conseco Finance Corp., Ser. 2001-C, Class M1(a)	Aa3	5.26	08/15/33	792	490,871
Countrywide Asset-Backed Certificates, Home Equity Loan, Ser. 2002-3, Class M1(a)	Aa2	4.39	03/25/32	522	388,372
Countrywide Asset-Backed Certificates, Home Equity Loan, Ser. 2003-3, Class M1(a)	Aa2	4.31	08/25/33	1,962	988,762
Countrywide Asset-Backed Certificates, Home Equity Loan, Ser. 2006-S4, Class A1(a)	Baa1	3.37	07/25/34	6,218	6,025,776
Countrywide Asset-backed Certificates, Ser. 2003-5, Class MV1(a)	Aaa	3.86	01/25/34	56	39,288
Countrywide Asset-Backed Certificates, Ser. 2004-2, Class M1(a)	Aa2	3.76	05/25/34	3,500	2,605,143
Countrywide Asset-Backed Certificates, Ser. 2004-13, Class MV4(a)	A1	4.11	04/25/35	9,000	5,598,186
Countrywide Asset-Backed Certificates, Ser. 2005-2, Class M1(a)	Aa1	3.68	08/25/35	3,300	2,686,979
Countrywide Asset-Backed Certificates, Ser. 2005-13, Class MV1(a)	Aa1	3.70	04/25/36	4,000	2,440,025
Countrywide Asset-Backed Certificates, Ser. 2005-14, Class M1(a)	Aa1	3.71	04/25/36	1,750	996,280
Countrywide Asset-Backed Certificates, Ser. 2006-13, Class 1AF1(a)	Aa2	3.38	01/25/37	2,359	2,319,552

Countrywide Asset-Backed Certificates, Ser. 2006-S7, Class A1(a)	A3	3.35	11/25/35	10,599	9,143,308
Countrywide Asset-Backed Certificates, Ser. 2006-S8, Class A1(a)	Baa1	3.35	04/25/36	16,001	13,157,670
Countrywide Asset-Backed Certificates, Ser. 2007-2, Class 2A4(a)	Baa2	3.48	08/25/37	10,000	3,399,529
Countrywide Asset-Backed Certificates, Ser. 2007-S1, Class A1A(a)	Baa1	3.37	11/25/36	10,220	8,311,397
Countrywide Home Equity Loan Trust, Ser. 2005-A, Class 2A(a)	Baa1	4.80	04/15/35	1,693	1,039,190
Countrywide Home Equity Loan Trust, Ser. 2005-B, Class 2A(a)	Baa3	4.74	05/15/35	1,684	717,597
Countrywide Home Equity Loan Trust, Ser. 2005-I, Class 2A(a)	Baa1	4.79	02/15/36	3,265	1,977,736
Countrywide Home Equity Loan Trust, Ser. 2006-B, Class 2A(a)	Baa1	4.73	05/15/36	4,601	2,862,639
Countrywide Home Equity Loan Trust, Ser. 2006-G, Class 2A (a)	Baa1	4.71	10/15/36	7,533	4,327,816
Countrywide Home Equity Loan Trust, Ser. 2006-H, Class 2A1A(a)	Baa3	4.71	11/15/36	19,140	5,340,241
Countrywide Home Equity Loan Trust, Ser. 2006-I, Class 2A(a)	Aaa	4.70	01/15/37	28,493	19,568,932
CS First Boston Mortgage Securities Corp., Ser. 2001-HE17, Class A1(a)	Aaa	3.88	01/25/32	2,299	1,870,820
CS First Boston Mortgage Securities Corp., Ser. 2001-HE25, Class M1(a)	Aa2	4.86	03/25/32	1,044	753,991
Discover Card Master Trust I, Ser. 2003-4, Class B1(a)	A2	4.89	05/15/11	2,515	2,497,335
Discover Card Master Trust I, Ser. 2006-3, Class B1(a)	A2	4.70	03/15/14	9,816	7,781,058
Discover Card Master Trust I, Ser. 2007-3, Class B1(a)	A2	4.69	10/15/12	15,000	13,264,758
Equifirst Mortgage Loan Trust, Ser. 2003-1, Class M2(a)	Baa1	5.16	12/25/32	307	175,067
Equifirst Mortgage Loan Trust, Ser. 2004-2, Class M1(a)	Aa1	3.81	10/25/34	3,000	1,671,348
Equity One ABS, Inc., Ser. 2003-1, Class M1	Aa2	4.86	07/25/33	361	312,118
FBR Securitization Trust, Ser. 2005-5, Class M1(a)	Aa1	3.72	11/25/35	10,000	5,684,662
Finance America Mortgage Loan Trust, Ser. 2004-3, Class M1(a)	Aa1	3.84	11/25/34	11,610	7,987,554
First Franklin Mtg. Loan Asset Backed Cert., Ser. 2004-FF3, Class M1(a)	Aa2	4.08	05/25/34	8,909	5,982,858
First Franklin Mtg. Loan Asset Backed Cert., Ser. 2004-FF8, Class M1(a)	Aa1	3.76	10/25/34	5,200	3,286,900
First Franklin Mtg. Loan Asset Backed Cert., Home Equity Loan, Ser. 2005-FFH4, Class M4(a)	Baa1	3.91	12/25/35	3,500	737,330
First Franklin Mtg. Loan Asset Backed Cert., Home Equity Loan, Ser. 2006-FF13, Class A2D(a)	Baa2	3.50	10/25/36	15,000	7,354,367
First Franklin Mtg. Loan Asset Backed Cert., Home Equity Loan, Ser. 2006-FFH1, Class M2(a)	A1	3.66	01/25/36	2,000	454,993
First NLC Trust, Ser. 2005-2, Class M1(a)	Aa1	3.74	09/25/35	2,500	1,859,278
Flagstar Home Equity Loan Trust, Ser. 2006-2A, Class A, 144A(a)	Aaa	3.42	06/25/19	23,596	15,485,880
Ford Credit Auto Owner Trust, Ser. 2006-A, Class A3	Aaa	5.05	03/15/10	532	529,964

Ford Credit Auto Owner Trust, Ser. 2006-C, Class A3	Aaa	5.16	11/15/10	3,000	2,959,764
Ford Credit Auto Owner Trust, Ser. 2007-A, Class A2A	Aaa	5.42	04/15/10	3,451	3,442,459
Ford Credit Auto Owner Trust, Ser. 2008-A, Class A2(a)	Aaa	5.16	07/15/10	4,228	4,141,422
Fremont Home Loan Trust, Ser. 2003-B, Class M1(a)	Aa1	4.31	12/25/33	1,325	999,841
Fremont Home Loan Trust, Ser. 2004-1, Class M6(a)	A3	5.21	02/25/34	393	185,579
Fremont Home Loan Trust, Ser. 2004-2, Class M2(a)	Aa1	3.88	07/25/34	2,400	1,839,012
GE Business Loan Trust, Ser. 2003-2, Class A ,144A(a)	Aaa	4.93	11/15/31	11,197	9,278,658
GE Business Loan Trust, Ser. 2004-2A, Class A, 144A(a)	Aaa	4.78	12/15/32	10,110	7,191,139
GE Business Loan Trust, Ser. 2006-2, Class A, 144A(a)	Aaa	4.74	11/15/34	13,536	11,210,035
GE Capital Credit Card Master Note Trust, Ser. 2005-3, Class B(a)	A1	4.86	06/15/13	4,000	3,495,258
GE Capital Credit Card Master Note Trust, Ser. 2006-1, Class B(a)	A2	4.67	09/15/12	9,000	8,382,850
GE Capital Credit Card Master Note Trust, Ser. 2006-1, Class C(a)	Baa2	4.80	09/15/12	11,500	10,471,613
GE Capital Credit Card Master Note Trust, Ser. 2007-1, Class C(a)	Baa2	4.83	03/15/13	21,000	18,014,453
GE Capital Credit Card Master Note Trust, Ser. 2007-2, Class B(a)	A2	4.74	03/15/15	25,000	18,358,663
GE Capital Credit Card Master Note Trust, Ser. 2007-2, Class C(a)	Baa2	4.92	03/15/15	13,680	9,045,773
GE Corporate Aircraft Financing Ser. 2005-1A, Class A3, 144A(a)	Aaa	3.52	08/25/19	12,500	11,046,375
GE Dealer Floorplan Master Note Trust, Ser. 2006-1, Class B(a)	A1	4.45	04/20/11	24,500	23,192,097
GE Dealer Floorplan Master Note Trust, Ser. 2006-2, Class B(a)	A1	4.52	04/20/13	5,000	3,734,045
GE Dealer Floorplan Master Note Trust, Ser. 2006-3, Class B(a)	A1	4.45	07/20/11	19,000	17,415,316
GE Seaco Finance, Ser. 2005-1A, Class A, 144A(a)	Baa1	4.61	11/17/20	9,917	7,536,666
GMAC Mortgage Corp. Loan Trust, Home Equity Loan, Ser. 2005-HE3, Class A2(a)	Baa1	3.41	02/25/36	7,559	4,653,317
GMAC Mortgage Corp. Loan Trust, Home Equity Loan, Ser. 2006-HE4, Class A2 (a)	Baa1	3.40	12/25/36	13,474	7,887,460
GMAC Mortgage Corp. Loan Trust, Ser. 2001-HE2, Class 1A1(a)	A3	3.70	12/25/26	4,282	2,153,715
GSAMP Trust Home Equity Loan, Ser. 2003-FM1, Class M2(a)	A2	7.05	03/20/33	275	48,322
GSAMP Trust Home Equity Loan, Ser. 2004-FM1, Class M1(a)	Aaa	4.23	11/25/33	4,080	3,157,239
GSAMP Trust Home Equity Loan, Ser. 2004-FM1, Class M2(a)	Aa2	5.36	11/25/33	574	432,341
GSAMP Trust Home Equity Loan, Ser. 2004-NC1, Class M1(a)	Aa2	3.81	03/25/34	4,959	2,943,621
GSAMP Trust Home Equity Loan, Ser. 2005-HE6, Class M2(a)	A1	3.71	11/25/35	4,500	1,944,351
GSAMP Trust Home Equity Loan,
Ser. 2006-HE6, Class A3(a)	Aa3	3.41	08/25/36	20,148	14,824,165

GSAMP Trust Home Equity Loan, Ser. 2006-HE7, Class A2D(a)	A1	3.49	10/25/46	2,700	1,384,843
HFC Home Equity Loan Asset Backed Certificates, Ser. 2006-2, Class M2(a)	Aa1	4.57	03/20/36	9,965	7,048,253
HFC Home Equity Loan Asset Backed Certificates, Ser. 2006-3, Class A4(a)	Aaa	4.52	03/20/36	7,300	4,443,453
HFC Home Equity Loan Asset Backed Certificates, Ser. 2007-3, Class M2(a)	Aa1	6.78	11/20/36	3,500	2,835,000
Home Equity Asset Trust, Home Equity Loan, Ser. 2002-3, Class M1(a)	Aa2	4.61	02/25/33	1,743	1,106,435
Home Equity Asset Trust, Home Equity Loan, Ser. 2002-4, Class M1(a)	Aa2	4.76	03/25/33	1,804	1,412,438
Home Equity Asset Trust, Home Equity Loan, Ser. 2003-3, Class M1(a)	Aa1	4.55	08/25/33	3,977	3,156,415
Home Equity Asset Trust, Home Equity Loan, Ser. 2003-4, Class M1(a)	Aaa	4.46	10/25/33	12,345	8,547,987
Home Equity Asset Trust, Home Equtiy Loan, Ser. 2003-8, Class M1(a)	Aa2	4.34	04/25/34	1,257	888,836
Home Equity Asset Trust, 2003-2, Class M1(a)	Aa2	4.58	08/25/33	3,224	2,507,966
Home Equity Asset Trust, Ser. 2004-1, Class M1(a)	A1	3.89	06/25/34	21,245	15,786,971
Home Equity Asset Trust, Ser. 2005-3, Class M2(a)	Aa2	3.70	08/25/35	2,450	2,016,959
Home Equity Asset Trust, Ser. 2005-5, Class M1(a)	Aa1	3.74	11/25/35	2,625	1,961,538
Home Equity Asset Trust, Ser. 2005-8, Class M2(a)	A1	3.71	02/25/36	2,000	312,355
Honda Auto Receivables Owner Trust, Ser. 2007-2, Class A3	Aaa	5.46	05/21/11	1,250	1,244,762
Honda Auto Receivables Owner Trust, Ser. 2008-1, Class A3	Aaa	4.47	01/18/12	28,000	26,784,410
Household Credit Card Master Note Trust, Ser. 2007-2, Class A(a)	Aaa	5.11	07/15/13	5,200	4,673,570
Household Credit Card Master Note Trust, Ser. 2006-1, Class B(a)	A2	4.70	06/15/12	18,000	16,646,371
Household Home Equity Loan Trust, Ser. 2006-4, Class A3V(a)	Aaa	4.43	03/20/36	15,000	11,638,526
HSBC Private Label Credit Card Master Note Trust, Ser. 2007-1, Class B(a)	A2	4.67	12/15/13	25,000	21,796,948
HSI Asset Securitization Corp. Trust, Ser. 2006-OPT4, Class 2A4(a)	Aaa	3.51	03/25/36	1,400	921,346
Huntington Auto Trust, Ser. 2008-1A, Class A2B, 144A(a)	Aaa	5.56	11/15/10	6,000	5,763,750
Hyundai Auto Receivables Trust, Ser. 2007-A, Class A2B(a)	Aaa	4.91	01/15/10	2,036	2,032,413
Hyundai Auto Receivables Trust, Ser. 2007-A, Class A3A	Aaa	5.04	01/15/12	5,610	5,522,636
Hyundai Auto Receivables Trust, Ser. 2008-A, Class A2	Aaa	4.16	05/15/11	32,000	31,391,612
Indymac Home Equity Loan Asset-Backed Trust, Ser. 2004-B, Class M4(a)	A1	4.41	11/25/34	14,500	11,711,834
Irwin Home Equity, Ser. 2006-2, Class 2A1, 144A(a)	Baa3	3.36	02/25/36	3,937	3,334,914
JP Morgan Mortgage Acquisition Corp., Ser. 2006-CW2, Class AV5(a)	Aaa	3.50	08/25/36	7,447	4,049,775
Long Beach Mortgage Loan Trust, Ser. 2003-3, Class M1(a)	Aa2	4.38	07/25/33	3,771	2,743,859

Long Beach Mortgage Loan Trust, Ser. 2003-4, Class M1(a)	Aa2	3.94	08/25/33	6,800	4,879,396
Long Beach Mortgage Loan Trust, Ser. 2004-1, Class M1(a)	Aa1	3.76	02/25/34	23,430	15,469,932
Long Beach Mortgage Loan Trust, Ser. 2004-1, Class M2(a)	Aa2	3.81	02/25/34	6,340	4,280,661
Long Beach Mortgage Loan Trust, Ser. 2004-2, Class M1(a)	Aa2	3.79	06/25/34	2,350	1,610,684
Long Beach Mortgage Loan Trust, Ser. 2005-WL1, Class M2(a)	Aa2	3.81	06/25/35	10,000	7,030,574
MBNA Credit Card Master Note Trust, Ser. 2006-C2, Class C2(a)	Baa2	4.86	08/15/13	21,800	17,417,352
MBNA Credit Card Master Note Trust, Ser. 2006-C3, Class C3(a)	Baa2	4.85	10/15/13	7,455	5,857,164
Merrill Lynch Mortgage Investors, Inc., Ser. 2003-WMC2, Class M2(a)(c)	A2	6.11	02/25/34	799	698,288
Merrill Lynch Mortgage Investors, Inc., Ser. 2004-WMC1, Class M2(a)	A2	4.91	10/25/34	3,900	2,792,459
Morgan Stanley ABS Capital I, Home Equity Loan, Ser. 2004-HE7, Class M1(a)	Aa1	3.86	08/25/34	3,607	2,189,353
Morgan Stanley ABS Capital I, Ser. 2002-NC6, Class M1(a)	Aa2	4.76	11/25/32	1,843	1,422,835
Morgan Stanley ABS Capital I, Ser. 2003-HE1, Class M1(a)	Aa2	4.46	05/25/33	1,831	1,374,280
Morgan Stanley ABS Capital I, Ser. 2003-HE1, Class M2(a)	A2	6.11	05/25/33	1,629	1,292,550
Morgan Stanley ABS Capital I, Ser. 2003-NC5, Class M3(a)	A3	6.71	04/25/33	383	186,268
Morgan Stanley ABS Capital I, Ser. 2003-NC6, Class M2(a)	Aa3	6.18	06/25/33	1,596	784,823
Morgan Stanley ABS Capital I, Ser. 2003-NC8, Class M1(a)	Aa2	4.31	09/25/33	4,270	2,801,431
Morgan Stanley ABS Capital I, Ser. 2003-NC8, Class M2(a)	A2	5.88	09/25/33	443	260,175
Morgan Stanley ABS Capital I, Ser. 2003-NC10, Class M1(a)	Aa2	4.28	10/25/33	1,047	784,744
Morgan Stanley ABS Capital I, Ser. 2005-HE4, Class M2(a)	Aa2	3.73	07/25/35	1,000	695,417
Morgan Stanley ABS Capital I, Ser. 2005-WMC1, Class M1(a)	Aa1	3.73	01/25/35	3,843	2,540,391
Morgan Stanley ABS Capital I, Ser. 2007-HE2, Class A2D(a)	Ba2	3.47	01/25/37	15,960	6,269,865
Morgan Stanley Capital, Inc., Ser. 2004-HE8, Class M1(a)	Aa1	3.90	09/25/34	10,000	6,179,465
Morgan Stanley Dean Witter Capital I, Home Equity Loan, Ser. 2002-AM3, Class M2(a)	Baa1	6.26	02/25/33	713	483,646
Morgan Stanley Dean Witter Capital I, Home Equity Loan, Ser. 2002-HE1, Class M2(a)	Ba1	5.21	07/25/32	354	42,006
Morgan Stanley Dean Witter Capital I, Home Equity Loan, Ser. 2002-NC5, Class M1(a)	Aa2	4.67	10/25/32	1,791	1,412,762
Morgan Stanley Dean Witter Capital I, Home Equity Loan, Ser. 2002-NC5, Class M2(a)	A2	5.66	10/25/32	387	202,344
Morgan Stanley Dean Witter Capital I, Home Equity Loan, Ser. 2003-NC3, Class M1(a)	Aa1	4.61	03/25/33	1,867	1,435,109

Morgan Stanley Dean Witter Capital I, Ser. 2002-AM2, Class M1(a)	Aa2	4.38	05/25/32	2,070	1,702,347
Morgan Stanley Dean Witter Capital I, Ser. 2003-NC3, Class M3(a)	A3	6.63	03/25/33	542	224,456
Morgan Stanley Home Equity Loans, Ser. 2005-2, Class M1(a)	Aa1	3.67	05/25/35	4,366	3,827,304
Morgan Stanley Home Equity Loans, Ser. 2005-4, Class M1(a)	Aa1	3.67	09/25/35	2,210	1,341,836
Morgan Stanley Home Equity Loans, Ser. 2007-1, Class A4(a)	B1	3.48	12/25/36	18,770	8,043,305
National City Credit Card Master Trust, Ser. 2006-1, Class C(a)	Baa2	4.84	03/15/13	5,000	3,822,724
National City Credit Card Master Trust, Ser. 2007-1, Class C(a)	Baa2	4.86	03/15/14	17,625	11,999,622
National Collegiate Student Loan Trust, Ser. 2006-1, Class A2(a)	Aaa	3.40	08/25/23	3,728	3,477,873
New Century Home Equity Loan Trust, Ser. 2004-4, Class M1(a)	Aa1	3.77	02/25/35	20,836	14,222,351
New Century Home Equity Loan Trust, Ser. 2003-5, Class AI6	Aaa	5.50	11/25/33	15,000	12,457,550
New Century Home Equity Loan Trust, Ser. 2003-6, Class M1(a)	Aa2	4.34	01/25/34	17,865	13,437,207
New Century Home Equity Loan Trust, Ser. 2004-1, Class M1(a)	Aa2	3.85	05/25/34	8,956	5,261,422
New Century Home Equity Loan Trust, Ser. 2004-3, Class M1(a)	Aa1	3.88	11/25/34	11,087	6,731,882
Nissan Auto Receivables Owner Trust, Ser. 2006A, Class A3	Aaa	4.74	09/15/09	3,817	3,816,378
Nissan Auto Receivables Owner Trust, Ser. 2007-B, Class A3	Aaa	5.03	05/15/11	3,800	3,725,205
Nissan Auto Receivables Owner Trust. Ser. 2008-B, Class A3	Aaa	4.46	04/15/12	22,000	20,893,561
Nomura Home Equity Loan, Inc., Ser. 2007-2, Class 2A3(a)	Caa1	3.45	01/25/37	19,000	9,284,692
Option One Mortgage Loan Trust, Home Equity Loan, Ser. 2002-6, Class M1 (a)	Aaa	4.38	11/25/32	386	258,092
Option One Mortgage Loan Trust, Home Equity Loan, Ser. 2003-2, Class A2(a)	Aaa	3.86	04/25/33	2,890	2,071,259
Option One Mortgage Loan Trust, Home Equity Loan, Ser. 2004-1, Class M1(a)	Aa2	3.86	01/25/34	2,094	1,362,204
Option One Mortgage Loan Trust, Home Equity Loan, Ser. 2005-5, Class M2(a)	Aa2	3.68	12/25/35	8,000	2,486,623
Option One Mortgage Loan Trust, Home Equity Loan, Ser. 2005-5, Class M3(a)	A1	3.70	12/25/35	2,000	346,855
Origen Manufactured Housing, Ser. 2006-A, Class A1(a)	Aa3	4.71	11/15/18	10,569	8,754,886
Origen Manufactured Housing, Ser. 2007-A, Class A1(a)	Aa3	4.75	04/15/37	10,708	8,249,930
Ownit Mortgage Trust Asset-Backed Certificates, Ser. 2006-OT1, Class A2, 144A(a)(c)	Baa1	3.50	10/25/37	15,800	1,900,740
Popular ABS Mortgage Pass-Through Trust, Home Equity Loan, Ser. 2005-B, Class M1(a)	Aa1	3.74	08/25/35	4,552	2,847,866
Popular ABS Mortgage Pass-Through Trust, Home Equity Loan, Ser. 2006-B, Class A3(a)	Aaa	3.54	05/25/36	3,000	2,143,048
Popular ABS Mortgage Pass-Through Trust, Home Equity Loan, Ser. 2004-4, Class M1	Aa2	5.18	09/25/34	2,459	1,929,158
Quest Trust, Home Equity Loan, Ser. 2006-X1, Class A2, 144A(a)	B1	3.45	03/25/36	10,000	5,439,523

Quest Trust, Home Equity Loan, Ser. 2006-X2, Class A2, 144A(a)	A1	3.55	08/25/36	6,000	2,889,958
Renaissance Home Equity Loan Trust, Home Equity Loan, Ser. 2004-1, Class M2(a)	A2	4.51	05/25/34	598	353,776
Renaissance Home Equity Loan Trust, Ser. 2002-2, Class M1(a)	Aa2	4.46	08/25/32	974	631,234
Renaissance Home Equity Loan Trust, Ser. 2003-1, Class A(a)	Aaa	3.69	06/25/33	709	525,963
Residential Asset Mortgage Products, Inc., Ser. 2006-RZ2, Class M1(a)	Aa1	3.59	05/25/36	2,500	854,383
Residential Asset Securities Corp., Home Equity Loan, Ser. 2005-EMX5, Class A3(a)	B1	3.59	12/25/35	4,200	1,042,374
Residential Asset Securities Corp., Ser. 2005-KS11, Class M1(a)	Aa1	3.66	12/25/35	1,680	996,062
Residential Asset Securities Corp., Ser. 2006-KS1,Class A4(a)	Aaa	3.56	02/25/36	470	325,401
Residential Asset Securities Corp., Ser. 2006-KS7,Class A2(a)	Aaa	3.36	09/25/36	4,539	4,319,328
Residential Asset Securities Corp., Ser. 2007-KS1,Class A4(a)	Baa2	3.48	01/25/37	7,316	2,852,418
Residential Asset Securities Corp., Ser. 2007-KS2,Class AI4(a)	Ba2	3.48	02/25/37	7,500	2,509,793
Residential Funding Mortgage Securities, Home Equity Loan, Ser. 2005-HS2, Class AII(a)	B1	3.44	12/25/35	2,902	1,264,297
Residential Funding Mortgage Securities, Home Equity Loan, Ser. 2006-HSA4, Class A(a)	Baa1	3.40	07/25/36	6,469	3,675,674
Salomon Brothers Mortgage Securities VII, Inc., Ser. 2002-CIT1, Class M1(a)	AA(d)	3.99	03/25/32	7,504	5,476,229
Saxon Asset Securities Trust, Ser. 2001-2, Class M1(a)	Aa2	4.05	03/25/31	1,006	677,128
Saxon Asset Securities Trust, Ser. 2001-3, Class M1(a)	Aa2	4.43	07/25/31	749	463,455
Saxon Asset Securities Trust, Ser. 2003-3, Class M2 (a)	A2	4.86	12/25/33	267	176,870
Saxon Asset Securities Trust, Ser. 2004-1, Class M1(a)	Aa2	4.05	03/25/35	2,000	1,440,046
Saxon Asset Securities Trust, Ser. 2004-2, Class MF1	Aa2	5.50	08/25/35	2,778	2,064,986
Securitized Asset Backed Receivables LLC Trust, Ser. 2004-NC1, Class M1(a)	Aa2	3.78	02/25/34	7,719	5,321,189
Securitized Asset Backed Receivables LLC Trust, Ser. 2004-OP1, Class M2(a)	A2	4.36	02/25/34	876	697,292
Securitized Asset Backed Receivables LLC Trust, Ser. 2006-FR3, Class A3(a)	B2	3.51	05/25/36	5,050	1,833,906
Securitized Asset Investment Loan Trust, Ser. 2004-4, Class A4 (a)	AAA(d)	3.66	04/25/34	3,782	2,761,735
SLM Student Loan Trust, Ser. 2007-6, Class A1(a)	Aaa	3.71	04/25/15	6,897	6,873,405
SLM Student Loan Trust, Ser. 2008-1, Class A1(a)	Aaa	3.79	07/25/13	4,419	4,363,829
SLM Student Loan Trust, Ser. 2008-2, Class A1(a)	Aaa	3.84	01/26/15	12,108	12,079,858
Specialty Underwriting & Residential Finance, Ser. 2003-BC3, Class M1(a)	Aaa	3.91	08/25/34	11,700	6,517,448
Specialty Underwriting & Residential Finance, Ser. 2004-BC1, Class M1(a)	Aa2	3.77	02/25/35	3,878	2,318,006

Specialty Underwriting & Residential Finance, Ser. 2006-BC1, Class A2C(a)	Aaa	3.46	12/25/36	2,196	1,763,857
Structured Asset Investment Loan Trust, Ser. 2003-BC10, Class A4(a)	AAA(d)	3.76	10/25/33	10,448	7,839,088
Structured Asset Securities Corp., Home Equity Loan, Ser. 2005-WF4, Class M2(a)	Aa2	3.69	11/25/35	3,500	1,916,619
Structured Asset Securities Corp., Home Equity Loan, Ser. 2006-OW1, Class A3, 144A(a)	AAA(d)	3.42	12/25/35	2,748	2,670,041
Structured Asset Securities Corp., Home Equity Loan, Ser. 2006-OW1, Class A4, 144A(a)	A(d)	3.46	12/25/35	1,600	1,227,488
Tal Advantage, LLC, Ser. 2006-1, Class A(a)	Baa2	4.47	04/20/21	7,500	4,500,000
Terwin Mortgage Trust, Ser. 2006-12SL1, Class A1(a)(c)	Aaa	3.38	11/25/37	29,654	8,617,437
Terwin Mortgage Trust, Ser. 2007-1SL, Class A1, 144A(a)(c)	Aaa	3.37	01/25/38	5,642	1,712,983
Terwin Mortgage Trust, Ser. 2007-1SL, Class A2, 144A(a)(c)	Aaa	3.50	01/25/38	14,730	1,807,371
USAA Auto Owner Trust, Ser. 2006-4, Class A3	Aaa	5.01	06/15/11	2,451	2,447,551
Volkswagen Auto Loan Enhanced Trust, Ser. 2008-1, Class A2	Aaa	3.71	04/20/11	3,700	3,658,913
Wachovia Auto Loan Owner Trust, Ser. 2007-1, Class A2	Aaa	5.36	07/20/10	1,020	1,018,898
Wachovia Auto Loan Owner Trust, Ser. 2008-1, Class A2B(a)	Aaa	5.13	03/21/11	8,091	7,949,015
Wachovia Auto Owner Trust, Ser. 2008-A, Class A3A	Aaa	4.81	09/20/12	10,200	9,595,820
Wells Fargo Home Equity Trust, Ser. 2004-1, Class 21A(a)	Aaa	3.56	04/25/34	8,206	6,249,251
Wells Fargo Home Equity Trust, Ser. 2004-1, Class 2A1(a)	Aaa	3.56	04/25/34	10,936	8,221,602
World Omni Auto Receivables Trust, Ser. 2007-B, Class A2B(a)	Aaa	4.88	02/15/10	1,478	1,475,549
World Omni Auto Receivables Trust, Ser. 2008-B, Class A2	Aaa	4.13	03/15/11	17,000	16,469,172

					1,367,333,624

COMMERCIAL MORTGAGE BACKED SECURITIES 17.6%
Banc of America Commercial Mortgage, Inc., Ser. 2005-1, Class A3	AAA(d)	4.88	11/10/42	4,238	4,068,960
Banc of America Commercial Mortgage, Inc., Ser. 2005-4, Class A2	AAA(d)	4.76	07/10/45	1,750	1,650,412
Banc of America Commercial Mortgage, Inc., Ser. 2007-2, Class A2FL, 144A(a)	AAA(d)	4.44	04/10/49	50,000	40,188,050
Banc of America Commercial Mortgage, Inc., Ser. 2007-3, Class A2FL, 144A(a)	Aaa	4.46	06/10/49	30,000	24,213,336
Bank of America Large Loan, Ser. 2005-MIB1, Class A1, 144A(a)	Aaa	4.71	03/15/22	1,453	1,303,168
Bear Stearns Commercial Mortgage Securities, Ser. 2003-PWR2, Class A3	AAA(d)	4.83	05/11/39	4,263	4,062,933
Bear Stearns Commerical Mortgage Securities, Ser. 2006-BBA7, Class A1, 144A(a)	Aaa	4.67	03/15/19	5,178	4,605,457
Citigroup Commercial Mortgage Trust, Ser. 2006-05, Class A3	Aaa	5.43	10/15/49	10,000	8,054,097
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2005-CD1, Class A2FL(a)	Aaa	4.71	07/15/44	10,000	9,051,931

Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2006-CD2, Class A2	Aaa	5.41	01/15/46	2,355	2,173,448
Commercial Mortgage Pass Through Cert., Ser. 2006-CN2A, Class A2FL, 144A(a)	AAA(d)	4.27	02/05/19	3,000	2,695,480
Commercial Mortgage Pass Through Cert., Ser. 2005-C6, Class A2	Aaa	5.00	06/10/44	5,225	4,983,862
GE Capital Commercial Mortgage Corp., Ser. 2005-C3, Class A4(a)	AAA(d)	5.05	07/10/45	3,000	2,868,998
Greenwich Capital Commercial Funding Corp., Ser. 2005-GG5, Class A2	Aaa	5.12	04/10/37	20,000	18,853,482
Greenwich Capital Commercial Funding Corp., Ser. 2006-GG7, Class A2(a)	Aaa	5.91	07/10/38	40,000	36,988,868
GS Mortgage Securities Corp. Ser. 2007-EOP, Class A1, 144A(a)	Aaa	4.14	03/06/20	9,894	8,344,901
JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2008-C2, Class A1	Aaa	5.02	02/12/51	4,123	3,796,223
JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP7, Class A2(a)	Aaa	5.86	04/15/45	21,510	19,732,276
JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP9, Class A2SF(a)	Aaa	4.68	05/15/47	40,000	33,140,676
JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD11, Class A2FL(a)	Aaa	4.70	06/15/49	50,000	40,338,515
JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LDPX, Class A2SF(a)	Aaa	4.69	01/15/49	50,000	40,966,400
LB-UBS Commercial Mortgage Trust, Ser. 2005-C7, Class A2	AAA(d)	5.10	11/15/30	10,753	10,113,199
LB-UBS Commercial Mortgage Trust, Ser. 2006-C1, Class A2	AAA(d)	5.08	02/15/31	12,450	11,485,679
LB-UBS Commercial Mortgage Trust, Ser. 2006-C3, Class A2	Aaa	5.53	03/15/32	8,400	7,748,304
LB-UBS Commercial Mortgage Trust, Ser. 2006-C6, Class A2	Aaa	5.26	09/15/39	5,070	4,657,074
Merrill Lynch Floating Trust, Ser. 2006-1, Class A1, 144A(a)	Aaa	4.63	06/15/22	18,008	15,157,980
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-2, Class A2	Aaa	5.88	06/12/46	19,000	17,603,584
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-4, Class A2FL(a)	Aaa	4.63	12/12/49	25,000	20,956,890
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-06, Class A2FL(a)	Aaa	4.73	03/12/51	50,000	41,596,246
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-5, Class A2FL, 144A(a)	Aaa	4.61	08/12/48	35,000	29,017,429
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-7, Class A2FL, 144A(a)	Aaa	3.84	06/12/37	25,000	20,570,880
Morgan Stanley Capital I, Ser. 2005-HQ6, Class A2A	AAA(d)	4.88	08/13/42	8,390	7,910,823
Morgan Stanley Capital I, Ser. 2007-IQ14, Class A2FL(a)	Aaa	4.72	04/15/49	50,000	40,114,695
Wachovia Bank Commercial Mortgage Trust, Ser. 2005-C19, Class A2	AAA(d)	4.52	05/15/44	10,056	9,457,349
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-WL7A, Class A1, 144A(a)	Aaa	4.65	09/15/21	24,016	20,670,698

					569,142,303

CORPORATE BONDS 29.9%
Automobiles 0.9%
DaimlerChrysler NA Holding Corp., M.T.N.(a)	A3	3.17	03/13/09	30,000	28,218,330

Banking 1.7%
BBVA US Senior SA Unipersonal, 144A(a)	Aa1	4.62	04/17/09	10,000	9,929,500
Citigroup, Inc., Notes(a)	Aa3	2.95	06/09/09	2,070	2,003,425
Credit Suisse USA, Inc., (a)	Aa1	2.89	11/20/09	25,000	24,851,100
HBOS Treasury Services PLC, M.T.N., 144A(a)	Aa1	4.59	07/17/09	15,000	14,961,525
JPMorgan Chase & Co., Notes, M.T.N.(a)	Aa2	2.93	06/02/09	4,000	3,993,392

					55,738,942

Brokerage 2.4%
Bear Stearns & Co., Inc. M.T.N.(a)	Aa2	3.65	01/31/11	20,000	18,260,760
Goldman Sachs Group, Inc. M.T.N.(a)	Aa3	3.87	06/28/10	10,000	9,376,160
Lehman Brothers Holdings, Inc. M.T.N.(a)(f)	B3	3.00	05/25/10	50,000	5,875,000
Merrill Lynch & Co. M.T.N. (a)	A2	3.31	03/23/10	17,000	14,942,014
Merrill Lynch & Co. M.T.N.(a)	A2	3.01	02/05/10	13,000	11,785,956
Morgan Stanley, M.T.N.(a)	A1	4.84	01/15/10	20,000	18,295,240

					78,535,130

Building Materials & Construction 0.3%
Martin Marietta Materials, Inc., Sr. Unsub.(a)	Baa3	3.62	04/30/10	10,940	10,563,697

Cable 0.4%
Comcast Corp.(a)	Baa2	5.12	07/14/09	15,000	14,370,990

Capital Goods 4.3%
Caterpillar Financial Services Corp., Notes, M.T.N.(a)	A2	2.89	03/10/09	5,000	4,960,900
Eaton Corp., Sr.(a)	A2	2.88	08/10/09	35,000	34,948,130
ERAC USA Finance Co., Notes, 144A(a)	Baa1	3.72	04/30/09	21,490	19,882,054
Ingersoll-Rand Global Holding Co Ltd., Gtd. Notes (Bermuda)(a)	Baa1	4.30	08/13/10	16,000	15,985,008
John Deere Capital Corp., M.T.N.(a)	A2	2.85	09/01/09	35,000	33,489,155
Snap-On, Inc.,(a)	A3	4.95	01/12/10	25,000	24,712,925
United Technologies Corp.,(a)	A2	2.88	06/01/09	5,000	4,883,905

					138,862,077

Consumer 0.5%
Proctor & Gamble International Funding SCA (Luxembourg), Gtd. Notes(a)	Aa3	3.03	08/19/09	15,000	14,930,475

Electric 2.3%
Dominion Resources, Inc.(a)	A-(d)	2.99	11/14/08	20,000	19,995,278
FPL Group Capital, Inc., Gtd. Notes(a)	A2	3.70	06/17/11	10,000	10,095,590
Georgia Power Co., Sr. Unsec’d Notes(a)	A2	3.37	03/17/10	20,000	19,928,920

Ohio Power Co.(a)	A3	4.39	04/05/10	22,950	22,580,000

					72,599,788

Energy - Integrated 0.5%
ConocoPhillips AU Funding Co., Gtd. Notes(a)	A1	4.42	04/09/09	7,600	7,565,564
XTO Energy, Inc., Sr. Unsec’d. Notes	Baa2	5.00	08/01/10	10,000	9,833,960

					17,399,524

Foods 1.5%
General Mills, Inc.(a)	Baa1	4.19	01/22/10	30,000	29,670,090
Kraft Foods, Inc., Sr. Unsub.(a)	Baa2	3.30	08/11/10	10,000	9,159,090
SABMiller PLC, 144A(a)	Baa1	4.18	07/01/09	10,000	9,974,520

					48,803,700

Healthcare & Pharmaceutical 2.8%
AstraZeneca PLC, Sr. Unsub.(a)	A1	3.12	09/11/09	25,000	24,670,000
Cardinal Health, Inc., Sr. Unsec’d. Notes(a)	Baa2	4.32	10/02/09	20,000	19,721,140
Eli Lilly & Co., 144A(a)	Aa3	3.08	05/15/09	20,000	20,000,000
GlaxoSmithKline Capital, Inc., Gtd. Notes(a)	A1	3.43	05/13/10	25,000	24,354,500

					88,745,640

Insurance 2.2%
Lincoln National Corp., Sr. Unsec’d. Notes(a)	A3	2.90	03/12/10	35,000	34,113,835
UnitedHealth Group, Inc., Unsec’d. Notes(a)	Baa1	3.38	06/21/10	40,000	36,974,400

					71,088,235

Media & Entertainment 1.5%
Time Warner, Inc.,(a)	Baa2	3.03	11/13/09	30,000	28,201,260
Walt Disney Co., M.T.N.(a)	A2	2.92	09/10/09	20,000	19,679,380

					47,880,640

Non-Captive Finance 3.5%
American Express Credit Corp., M.T.N.(a)	A1	4.34	05/19/09	8,000	7,602,232
Capital One Financial Corp., M.T.N.(a)	A3	3.10	09/10/09	25,000	23,183,100
Countrywide Financial, Corp., M.T.N.(a)	Aa2	3.24	05/07/12	35,000	29,752,800
General Electric Capital Corp., M.T.N.(a)	Aaa	3.59	01/26/11	22,500	20,271,420
General Electric Capital Corp., M.T.N.(a)	Aaa	2.94	02/02/09	8,300	8,217,805
Household Fin. Corp., Notes, M.T.N.(a)	Aa3	3.09	11/16/09	10,370	9,398,290
HSBC Finance Corp., Notes, M.T.N.(a)	Aa3	2.95	12/05/08	3,000	2,991,175
International Lease Finance Corp., M.T.N.(a)	Baa1	5.15	01/15/10	17,000	12,846,050

					114,262,872

Pipelines & Other 0.9%
Rockies Express Pipeline LLC, Gtd. 144A(a)	Baa2	5.10	08/20/09	30,000	30,014,430

Retailers 1.4%
CVS Caremark Corp.(a)	Baa2	3.11	06/01/10	50,000	45,175,049

Technology 1.8%
Cisco Systems Inc., Notes(a)	A1	2.89	02/20/09	6,000	5,987,292
Hewlett-Packard Co.(a)	A2	2.88	06/15/10	17,200	16,745,215
IBM International Group Capital (a)	A1	3.85	07/29/09	35,000	34,856,010

					57,588,517

Telecommunications 1.0%
AT&T, Inc.(a)	A2	2.89	02/05/10	35,000	33,269,425

Total corporate bonds					968,047,461

Total long-term investments (cost $3,537,756,054)					2,904,523,388

SHORT-TERM INVESTMENTS 9.5% COMMERCIAL PAPER 8.7%(b)
Alcoa, Inc.	P-2	6.00	12/15/08	19,656	19,547,537
Autoliv Asp, Inc., 144A	P-2	3.05	11/03/08	17,000	16,995,679
Avery Dennison Corp., 144A	P-2	3.50	11/03/08	2,597	2,596,243
Cadbury Schweppes Finance PLC, 144A	P-2	6.00	11/24/08	20,000	19,920,001
Cigna Corp., 144A	P-2	6.10	11/24/08	10,000	9,959,333
Clorox Co. (The), 144A	P-2	5.45	11/20/08	8,200	8,175,172
Clorox Co. (The), 144A	P-2	5.30	11/25/08	10,000	9,963,194
Consolidated Edison Co. of NY, 144A	P-1	4.50	11/12/08	20,000	19,970,000
Devon Energy Corp., 144A	P-2	4.50	01/28/09	949	938,442
Dominion Resources, Inc., 144A	P-2	6.18	11/24/08	10,115	10,073,327
Dow Chemical Co., 144A	P-2	6.25	11/17/08	9,596	9,567,678
Duke Energy Corp., 144A	P-2	5.55	11/03/08	10,000	9,995,375
Duke Energy Corp., 144A	P-2	6.00	12/02/08	8,000	7,957,333
Heinz H.J. Finance Co., 144A	P-2	6.05	11/06/08	7,533	7,525,404
Heinz H.J. Finance Co., 144A	P-2	5.50	12/08/08	10,000	9,941,945
Ingersoll-Rand GL Holdings Co., 144A	P-2	3.15	11/17/08	10,000	9,984,784
Ingersoll-Rand GL Holdings Co., 144A	P-2	3.15	11/18/08	2,196	2,192,177
ITT Corp., 144A	P-2	3.27	11/03/08	7,000	6,998,306
Kellogg Co., 144A	P-2	4.95	11/07/08	24,223	24,199,686
Nissan Motor Acceptance Corp., 144A	P-2	6.25	11/05/08	15,000	14,986,979
Safeway, Inc., 144A	P-2	6.00	12/01/08	5,000	4,974,167
Spectra Energy Capital LLC, 144A	P-2	6.00	11/19/08	12,684	12,643,834
Textron, Inc., 144A	P-2	5.90	11/18/08	11,168	11,135,054
Transocean, Inc.	P-2	3.15	12/12/08	5,000	4,973,010
Transocean, Inc., 144A	P-2	6.25	11/13/08	5,000	4,988,715
Transocean, Inc., 144A	P-2	6.25	11/14/08	4,262	4,251,641
Volkswagen of America, 144A	P-2	5.85	11/13/08	6,833	6,818,565

Wisconsin Energy Corp., 144A	P-2	4.20	11/05/08	9,600	9,594,400

					280,867,981

LOAN PARTICIPATIONS 0.8%
FPL Group Capital, Inc.	P-1	3.85	11/04/08	15,000	15,000,000
Liberty Property Trust(c)	Baa2	3.06	11/17/08	10,000	10,000,000

					25,000,000

Total short-term investments (cost $305,879,222)					305,867,981

Total Investments 99.3% (cost $3,843,635,276)(e)(g)					3,210,391,369
Other assets in excess of liabilities(h) 0.7%					22,537,464

Net Assets 100.0%					$3,232,928,833

The following abbreviations are used in the portfolio descriptions:

LLC— Limited Liability Company.

M.T.N.—Medium Term Note.

NR—Not Rated by Moody’s or Standard & Poor’s

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

*	The ratings reflected are as of October 31, 2008. Ratings of certain bonds may have changed subsequent to that date. The Fund’s current prospectus contains a description of Moody’s and Standard & Poor’s ratings.
(a)	Floating rate bond. The coupon is indexed to a floating interest rate. The rate shown is the rate at period end.
(b)	Rate quoted represents yield-to-maturity as of purchase date.
(c)	Indicates a security that has been deemed illiquid.
(d)	Standard & Poor’s Rating.
(e)	The cost basis for federal income tax purposes is substantially the same as that used for financial statement purposes.
(f)	Represents issuer in default of interest payments; non-income producing security.
(g)	As of October 31, 2008, 4 securities representing $14,038,531 and 0.4% of the total market value were fair valued in accordance with the policies adopted by the Board of Directors.
(h)	Other assets in excess of liabilities include net unrealized appreciation (depreciation) on interest rate and credit default swaps as follows:

Interest rate swap agreements outstanding at October 31, 2008:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Barclays Bank PLC(a)	6/18/2009	$32,000	3.513%	3 month LIBOR	$(529,348)
Royal Bank of Scotland PLC(a)	9/24/2009	5,600	3.42625%	3 month LIBOR	(52,117)
Barclays Bank PLC(a)	6/20/2010	27,000	3.775%	3 month LIBOR	(762,435)
Barclays Bank PLC(a)	7/3/2010	10,000	3.57%	3 month LIBOR	(236,459)
Royal Bank of Scotland PLC(a)	7/21/2010	19,000	3.5725%	3 month LIBOR	(421,522)
Morgan Stanley Capital Services, Inc.(a)	10/1/2010	40,000	3.695%	3 month LIBOR	(682,432)
Barclays Bank PLC(a)	12/12/2010	50,000	4.0475%	3 month LIBOR	(1,852,246)
Barclays Bank PLC(a)	12/27/2010	20,000	4.026%	3 month LIBOR	(711,281)
Deutsche Bank AG(a)	4/15/2011	25,000	3.735%	3 month LIBOR	(396,574)
Barclays Bank PLC(a)	5/16/2018	13,000	4.531%	3 month LIBOR	(349,631)
Royal Bank of Scotland PLC(a)	10/3/2013	9,200	3.991%	3 month LIBOR	(82,410)
Deutsche Bank AG(a)	12/15/2009	25,000	3.201%	3 month LIBOR	(300,274)
Royal Bank of Scotland PLC(a)	2/18/2020	20,000	4.762%	3 month LIBOR	(670,177)

					$(7,046,906)

(a)	The Portfolio pays the fixed rate and receives the floating rate.

Credit default swap agreements outstanding at October 31, 2008:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Underlying Bond	Unrealized Appreciation/ (Depreciation)
Citibank, NA(a)	3/20/2010	$20,000	0.28%	CVS Corp., 4.875%, due 9/15/2014	$151,600
Deutsche Bank AG(a)	6/20/2012	15,000	5.05%	Countrywide Home Loans, Inc., 6.000%, due 1/24/2018	(2,113,325)
Goldman Sachs International(a)	3/20/2013	32,350	1.90%	Financial Security Assurance, Inc., 6.11%, due 6/29/2015	9,971,543
Citibank, NA(a)	12/20/2017	15,800	2.65%	AMBAC Assurance Corp., 5.900%, due 2/22/2021	5,477,607
Goldman Sachs International(a)	3/20/2018	7,800	2.96%	MBIA Insurance Corp., 2.76%, due 10/06/2010	2,786,277
Goldman Sachs International(a)	3/20/2018	2,100	2.99%	AMBAC Assurance Corp., 5.900%, due 2/22/2021	700,367
Merrill Lynch Capital Services, Inc.(a)	3/20/2018	8,000	3.00%	AMBAC Assurance Corp., 5.900%, due 2/22/2021	2,664,674
Merrill Lynch Capital Services, Inc.(a)	3/20/2018	8,000	3.00%	MBIA Insurance Corp., 5.900%, due 10/06/2010	2,844,721
Merrill Lynch Capital Services, Inc.(a)	6/20/2010	20,000	0.70%	UnitedHealth Group, Inc., 4.875%, due 4/01/2013	405,635

					$22,889,099

(a)	The Portfolio pays the fixed rate and receives from the counterparty par in the event that the underlying bond defaults.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	—	—
Level 2 - Other Significant Observable Inputs	$3,196,352,838	$15,842,193
Level 3 - Significant Unobservable Inputs	14,038,531	—

Total	$3,210,391,369	$15,842,193

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Instruments in Securities	Other Financial Instruments
Balance as of 1/31/2008	$—	$265,686
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	(35,079,080)	—
Net purchases (sales)	—	—
Transfers in and/or out of Level 3	49,117,611	(265,686)

Balance as of 10/31/08	14,038,531	—

Notes to Schedules of Investments (Unaudited)

Securities Valuation: The Money Market Series values portfolio securities at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. If the amortized cost method is determined not to represent fair value, the value shall be determined by or under the direction of the Board of Trustees. For the Short-Term Bond Series, securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or for which the pricing service does not provide a valuation methodology, or does not present fair value, are valued at fair value in accordance with Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst, media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. For the Short-Term Bond Series, short-term securities which mature in more than sixty days are valued at current market quotations. Short-term securities which mature in sixty days or less are valued at amortized cost, which approximates market value. Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Municipal securities (including commitments to purchase such securities on a “when-issued” basis) are valued as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values.

Repurchase Agreements: In connection with transactions in repurchase agreements with United State financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Core Investment Fund

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date    December 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date    December 19, 2008

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date    December 19, 2008

*	Print the name and title of each signing officer under his or her signature.